Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset High Yield Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 76.6%
Communication Services — 12.1%
Diversified Telecommunication Services — 3.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$207,086 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	850,559 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	382,000	372,581 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	168,255	170,604 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	625,000	608,325 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	579,269	568,594 (a)
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	1,440,000	1,427,274 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	740,000	774,422 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	250,000	254,332 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	830,000	862,865 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	570,000	534,486 (a)
Total Diversified Telecommunication Services				6,631,128
Entertainment — 1.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	523,250 (a)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	1,810,000	1,320,540
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	320,000	216,000
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	700,000	688,371 (a)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	140,000	148,672 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	280,000	291,385 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	240,000	244,475 (a)
Total Entertainment				3,432,693
Media — 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	490,000	439,379 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,890,000	3,246,747 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	400,000	387,000 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	394,707
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	490,000	505,655 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	440,000	465,883 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	1,090,000	1,138,505 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	166,402 *(b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	1,064,804 *(a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,325,000	1,432,732
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	70,000	51,596 (a)
Gray Media Inc., Senior Secured Notes	7.500%	9/15/34	590,000	589,694 (a)
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	2,026,340	2,337,890 (a)(c)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	530,000	532,660 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	430,000	446,172 (a)
Total Media				13,199,826
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,770,000	$982,266 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	260,296 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	666,750 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	207,726 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	200,000	162,194 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	430,000	349,196 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	490,000	409,243 (a)
Total Wireless Telecommunication Services				3,037,671

Total Communication Services				26,301,318
Consumer Discretionary — 12.4%
Automobile Components — 2.6%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	1,350,000	1,357,044 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	70,000	70,103 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	570,000	586,313 (a)
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	560,000	554,622 (a)
Dexko Global Inc., Senior Notes	7.500%	4/15/32	257,500	216,350 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	510,000	530,868 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	740,000	764,793 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	570,000	584,776 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	892,617 (a)
Total Automobile Components				5,557,486
Automobiles — 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	650,000	568,757
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	590,000	549,879 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,810,000	2,202,337 (a)
Total Automobiles				3,320,973
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	360,000	345,137 (a)
Hotels, Restaurants & Leisure — 4.7%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	260,000	253,022 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,137,214 (a)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	290,000	296,266 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	323,256 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	590,000	588,737 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.417%	7/16/35	1,232,000 GBP	1,548,045 (d)(e)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	564,311 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	550,000	534,407 (a)
MGM China Holdings Ltd., Senior Notes	6.250%	5/15/33	610,000	591,922 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	790,000	739,434 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	770,000	780,783 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	189,541
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Millennium Operations LLC, Senior Notes	8.625%	1/15/32	350,000	355,114 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	230,000	$241,445 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	840,000	831,721 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	219,137 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	913,864 (a)
Total Hotels, Restaurants & Leisure				10,108,219
Household Durables — 0.3%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	570,000	560,413 (a)
Newell Brands Inc., Senior Notes	7.500%	4/1/46	220,000	205,282
Total Household Durables				765,695
Specialty Retail — 3.1%
Academy Ltd., Senior Secured Notes	5.875%	5/15/31	480,000	478,092 (a)
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	540,000	545,471 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,540,000	1,511,162 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	2,120,000	2,059,367 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	560,000	569,305 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	550,000	562,758
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,105,535 (a)
Total Specialty Retail				6,831,690

Total Consumer Discretionary				26,929,200
Consumer Staples — 0.5%
Food Products — 0.5%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	480,000	462,764 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	520,000	542,280 (a)

Total Consumer Staples				1,005,044
Energy — 10.3%
Energy Equipment & Services — 1.2%
Beusa Investments LLC, Senior Notes	7.000%	8/1/31	510,000	510,920 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	760,000	795,589 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	400,000	413,030 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	740,000	742,697 (a)
Total Energy Equipment & Services				2,462,236
Oil, Gas & Consumable Fuels — 9.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	570,000	563,081 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,020,000	1,054,972 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	160,000	161,969 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	880,000	900,236 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	589,470 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,320,000	1,393,729 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	170,000	171,143 (e)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,410,000	1,381,415 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	150,000	154,936 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	580,000	$585,244 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.501%	9/30/29	1,221,694	1,229,948 (a)(e)(g)(h)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	710,000	730,759 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	151,650
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	225,721 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	170,000	173,469 (a)
Saturn Oil & Gas Inc., Senior Notes	8.500%	7/30/31	880,000	913,991 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	230,000	239,792 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,057,000	1,090,547 (a)(e)(f)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	270,000	277,589 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	461,391 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	190,000	177,640 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	151,102 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,990,000	2,018,171 (a)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,050,000	1,119,755 (a)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	630,000	632,785 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	70,000	72,417 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	90,000	100,138 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,820,000	1,916,760 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,110,000	1,113,898 (a)
Total Oil, Gas & Consumable Fuels				19,753,718

Total Energy				22,215,954
Financials — 10.3%
Banks — 3.6%
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	400,000	402,876 (e)(f)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	931,579 (e)(f)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	463,793 (e)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	420,000	414,839 (a)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	732,067 (a)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	253,988 (a)(e)(f)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	410,000	$416,059 (e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	210,000	212,928 (e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	1,100,000	1,092,030 (e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	360,000	360,742 (e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	320,000	325,318 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,029,977 (e)(f)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	483,232 (e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	743,942 (e)
Total Banks				7,863,370
Capital Markets — 1.8%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	419,048 (e)(f)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	618,632 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(g)(h)(i)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	460,000	458,038 (e)(f)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	380,000	386,611 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	480,000	499,976 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	420,000	428,095 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	221,649 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	231,116 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	556,541 (a)(e)(f)
Total Capital Markets				3,819,706
Consumer Finance — 1.0%
FirstCash Inc., Senior Notes	5.625%	1/1/30	70,000	69,426 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	479,834 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	1,170,000	1,174,708 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — continued
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	$383,062 (a)
Total Consumer Finance				2,107,030
Financial Services — 2.2%
Block Inc., Senior Notes	6.000%	8/15/33	530,000	529,402 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	330,000	329,127 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	240,000	234,249 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	680,000	721,355 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	310,000	314,297 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,299,590 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	372,749 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	112,395 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	860,670 (a)
Total Financial Services				4,773,834
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	210,000	179,457 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	710,000	702,545 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,040,000	1,035,459 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	336,595 (a)
Total Insurance				2,254,056
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	310,000	308,022 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	460,000	432,931 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	740,000	743,369 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,484,322

Total Financials				22,302,318
Health Care — 5.6%
Health Care Providers & Services — 4.0%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	300,000	287,250 (a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,000,000	960,281 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	240,000	205,342 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	620,000	579,261 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	765,000	812,711 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	610,000	622,985 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	699,302
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	930,000	978,894 (a)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	430,000	404,580 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,100,000	1,145,701 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	510,000	532,495 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	1,080,000	1,083,748 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	322,420 (a)
Total Health Care Providers & Services				8,634,970
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 1.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,150,000	$1,197,898 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,370,000	1,131,963 (a)
Gainwell Acquisition Corp., Senior Secured Notes	9.000%	9/1/31	380,000	396,059 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	400,022
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	430,000	436,873
Total Pharmaceuticals				3,562,815

Total Health Care				12,197,785
Industrials — 11.8%
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	560,000	572,706 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	220,000	224,134 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	110,000	111,991 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	60,000	62,793 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	310,000	320,763 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	140,000	144,728 (a)
TransDigm Inc., Senior Notes	6.125%	7/31/34	550,000	544,349 (a)
Total Aerospace & Defense				1,981,464
Air Freight & Logistics — 0.3%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	650,000	662,418 (a)
Building Products — 1.4%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	231,943 (a)
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	330,000	321,075 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	1,060,000	1,060,236 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	368,809 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,100,000	1,114,234 (a)
Total Building Products				3,096,297
Commercial Services & Supplies — 3.0%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	330,000	334,821 (a)
Core & Main LP, Senior Notes	6.000%	7/1/34	560,000	558,864 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,020,000	1,059,246
GEO Group Inc., Senior Notes	10.250%	4/15/31	820,000	882,568
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	559,256 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	470,000	494,200 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	580,000	596,235 (a)
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	328,138 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,089,468 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	531,781 (a)
Total Commercial Services & Supplies				6,434,577
Construction & Engineering — 1.6%
AECOM, Senior Notes	6.000%	8/1/33	550,000	548,450 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	310,000	321,261 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,100,828 (a)
Granite Construction Inc., Senior Notes	6.375%	6/15/34	400,000	404,013 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	1,090,000	1,100,194 (a)
Total Construction & Engineering				3,474,746
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — 0.4%
Gates Corp., Senior Notes	6.875%	7/1/29	320,000	$326,829 (a)
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	540,000	526,716 (a)
Total Electrical Equipment				853,545
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	750,000	751,827 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	375,990
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	310,159 (a)
Total Ground Transportation				1,437,976
Machinery — 0.7%
ATS Corp., Senior Notes	4.125%	12/15/28	560,000	543,183 (a)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	250,000	253,121 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	220,000	222,812 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	560,000	590,860 (a)
Total Machinery				1,609,976
Marine Transportation — 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	330,000	339,023 (a)
Passenger Airlines — 0.6%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,008,334	1,008,185 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	310,000	307,413
Total Passenger Airlines				1,315,598
Trading Companies & Distributors — 2.0%
ADI Global Distribution Funding LLC, Senior Notes	7.125%	7/15/34	240,000	248,162 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	480,000	499,733 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	550,000	564,760 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	1,160,000	1,143,068 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	410,000	424,356 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	120,000	121,410 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	310,000	313,847 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	450,000	438,646 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	650,000	661,385 (a)
Total Trading Companies & Distributors				4,415,367

Total Industrials				25,620,987
Information Technology — 4.5%
Communications Equipment — 0.2%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	314,092 (a)
IT Services — 1.8%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	760,000	732,679 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	510,000	538,222 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	1,090,000	1,058,305 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	110,000	102,247 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	70,000	62,877 (a)
CoreWeave Inc., Senior Notes	9.750%	10/1/31	950,000	850,211 (a)
Stingray Compute LLC, Senior Secured Notes	6.000%	6/15/31	650,000	633,730 (a)
Total IT Services				3,978,271
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	530,000	$521,487 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	560,000	564,396 (a)
Total Semiconductors & Semiconductor Equipment				1,085,883
Software — 1.6%
Cloud Software Group LLC, Secured Notes	9.000%	9/30/29	580,000	582,026 (a)
Cloud Software Group LLC, Senior Secured Notes	8.250%	6/30/32	960,000	940,844 (a)
Cloud Software Group LLC, Senior Secured Notes	6.625%	8/15/33	120,000	108,910 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	510,000	499,393 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	320,000	320,121 (a)
Oracle Corp., Senior Notes	6.000%	8/3/55	620,000	499,791
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	583,128 (a)
Total Software				3,534,213
Technology Hardware, Storage & Peripherals — 0.4%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	270,000	270,510 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	340,000	355,656 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	290,000	294,793
Total Technology Hardware, Storage & Peripherals				920,959

Total Information Technology				9,833,418
Materials — 3.9%
Chemicals — 0.8%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	1,160,000	1,163,722 (a)
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	520,000	529,717
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	172,590 (a)
Total Chemicals				1,866,029
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	170,174 (a)
Metals & Mining — 3.0%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	330,000	335,300 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,220,000	2,317,025 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,540,000	1,581,461 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	490,000	478,098 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,409,908
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	330,000	343,799 (a)
Total Metals & Mining				6,465,591

Total Materials				8,501,794
Real Estate — 3.5%
Diversified REITs — 1.4%
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	240,000	229,098 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	260,000	255,572
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	113,831
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	1,480,000	1,131,320
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,310,000	$1,347,296 (a)
Total Diversified REITs				3,077,117
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	180,000	176,125
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	430,000	393,137
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	470,000	482,073 (a)
Total Health Care REITs				1,051,335
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	220,121 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	637,121 (a)
Total Real Estate Management & Development				857,242
Specialized REITs — 1.2%
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	790,000	796,678 (a)
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	810,000	770,586 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	800,000	811,832 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	260,000	261,123 (a)
Total Specialized REITs				2,640,219

Total Real Estate				7,625,913
Utilities — 1.7%
Electric Utilities — 1.6%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	332,755 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,570,000	1,527,441 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	570,000	558,700 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	270,000	266,732 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	740,000	726,610 (a)
Total Electric Utilities				3,412,238
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	274,607 (a)

Total Utilities				3,686,845
Total Corporate Bonds & Notes (Cost — $166,858,348)				166,220,576
Asset-Backed Securities — 8.1%
720 East CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.900%)	9.629%	1/20/38	250,000	251,827 (a)(e)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.479%	4/20/37	540,000	534,868 (a)(e)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.903%	1/15/39	390,000	394,307 (a)(e)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.483%	10/22/37	450,000	447,649 (a)(e)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.129%	1/20/35	410,000	398,001 (a)(e)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.403%	4/15/39	310,000	310,934 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.479%	10/20/34	190,000	185,638 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.829%	1/20/38	460,000	459,546 (a)(e)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.003%	1/15/39	300,000	302,201 (a)(e)
Balboa Bay Loan Funding Ltd., 2023-2A ER (3 mo. Term SOFR + 5.000%)	8.729%	10/20/36	280,000	279,232 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.633%	11/22/34	450,000	$452,008 (a)(e)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.629%	10/20/37	280,000	278,839 (a)(e)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	7.053%	4/15/35	400,000	396,904 (a)(e)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.979%	1/18/35	460,000	455,658 (a)(e)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	6.979%	10/18/38	390,000	393,116 (a)(e)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.729%	10/20/37	370,000	371,261 (a)(e)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.360%	1/25/35	280,000	275,678 (a)(e)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.753%	10/15/37	400,000	400,964 (a)(e)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.293%	4/16/34	450,000	442,977 (a)(e)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.510%	4/25/36	300,000	296,684 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	6.629%	10/20/34	290,000	290,872 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.250%	4/17/34	230,000	227,924 (a)(e)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.060%	7/25/34	320,000	318,113 (a)(e)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.310%	1/25/35	510,000	505,691 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.510%	1/25/38	570,000	564,377 (a)(e)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.353%	10/15/37	490,000	484,955 (a)(e)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.135%	7/15/31	250,000	251,847 (a)(e)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.150%	10/17/38	310,000	300,567 (a)(e)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.879%	7/20/36	320,000	321,168 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.003%	10/15/37	570,000	572,219 (a)(e)
Obra CLO Ltd., 2026-5A D1 (3 mo. Term SOFR + 2.850%)	6.564%	10/20/39	390,000	390,471 (a)(e)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.129%	1/20/38	800,000	808,053 (a)(e)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	7.029%	1/20/38	700,000	703,469 (a)(e)
OFSI BSL Ltd., 2022-11A D1RR (3 mo. Term SOFR + 3.710%)	7.439%	3/31/38	370,000	372,104 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.579%	7/19/37	330,000	331,414 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.679%	7/20/37	460,000	457,178 (a)(e)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.607%	8/8/32	310,000	310,016 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.729%	4/20/38	540,000	538,105 (a)(e)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.653%	7/15/40	470,000	466,615 (a)(e)
Silver Point CLO Ltd., 2026-18A D1 (3 mo. Term SOFR + 3.000%)	6.820%	7/15/39	490,000	490,648 (a)(e)
Symphony CLO Ltd., 2020-22A DR (3 mo. Term SOFR + 3.300%)	7.029%	4/18/33	250,000	251,965 (a)(e)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	7.591%	4/19/34	250,000	248,498 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.765%	7/15/31	430,000	$431,240 (a)(e)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.375%	1/24/39	230,000	228,874 (a)(e)
Whitebox CLO Ltd., 2025-5A D1 (3 mo. Term SOFR + 2.850%)	6.579%	7/20/38	320,000	320,947 (a)(e)

Total Asset-Backed Securities (Cost — $17,488,453)				17,515,622
Senior Loans — 8.0%
Communication Services — 0.7%
Entertainment — 0.7%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	6/3/33	715,962	718,310 (e)(j)(k)
OAK-Eagle Acquireco Inc., Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.251%	8/4/33	700,000	707,875 (e)(j)(k)
Total Entertainment				1,426,185
Media — 0.0%††
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	602,726	113,511 (c)(j)(k)

Total Communication Services				1,539,696
Consumer Discretionary — 2.0%
Automobile Components — 0.5%
ABC Technologies Inc., Term Loan B	11.936-11.982%	1/2/40	820,335	797,776 (e)(g)(j)(k)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	5/6/30	401,607	403,514 (e)(j)(k)
Total Automobile Components				1,201,290
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	545,478	389,679 (e)(j)(k)
Hotels, Restaurants & Leisure — 0.9%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	380,000	384,929 (l)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.659%	4/16/29	241,957	242,562 (e)(j)(k)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (6 mo. Term SOFR + 4.750%)	8.596%	10/1/32	509,000	511,545 (e)(j)(k)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.686%	3/14/31	850,425	853,372 (e)(j)(k)
Total Hotels, Restaurants & Leisure				1,992,408
Specialty Retail — 0.4%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	326,057	327,273 (e)(j)(k)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	538,650	539,170 (e)(j)(k)
Total Specialty Retail				866,443

Total Consumer Discretionary				4,449,820
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Birdsboro Power LLC, Term Loan B (3 mo. Term SOFR + 3.750%)	7.500%	6/24/33	430,000	434,033 (e)(j)(k)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 0.5%
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.686%	12/1/31	180,000	$181,188 (e)(j)(k)
Financial Services — 0.2%
Citadel Securities LP, 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.661%	6/10/33	241,985	242,710 (e)(j)(k)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.686%	7/31/31	148,875	147,642 (e)(j)(k)
Total Financial Services				390,352
Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	6.686%	11/6/30	120,000	102,400 (e)(j)(k)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	428,925	411,946 (e)(j)(k)
Total Insurance				514,346

Total Financials				1,085,886
Health Care — 0.7%
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	4.834%	11/30/28	634,163	343,241 (c)(e)(j)(k)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.503%	5/16/31	220,585	211,750 (e)(j)(k)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	550,000	549,312 (e)(j)(k)
Total Health Care Providers & Services				1,104,303
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	349,118	349,431 (e)(j)(k)

Total Health Care				1,453,734
Industrials — 1.3%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.936%	2/10/32	523,375	524,767 (e)(j)(k)
Electrical Equipment — 0.2%
Osmose Utilities Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.364%)	7.051%	6/23/28	387,963	387,721 (e)(j)(k)
Machinery — 0.2%
Tulip Holdco DE LLC, USD Term Loan B	—	7/21/33	550,000	551,719 (h)(l)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	680,368	190,503 *(b)(h)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	259,210	1,458 *(b)(h)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	94,129	89,422 (c)(e)(h)(j)(k)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	23,345	22,177 (c)(e)(h)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	46,106	43,801 (c)(e)(h)(j)(k)
Total Passenger Airlines				347,361
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Professional Services — 0.5%
Accuris, Term Loan B	—	8/12/31	370,000	$369,538 (h)(l)
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.823%	2/4/33	740,000	716,116 (e)(j)(k)
Total Professional Services				1,085,654

Total Industrials				2,897,222
Information Technology — 1.9%
Semiconductors & Semiconductor Equipment — 1.3%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	1,100,526	1,167,477 (j)(k)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,165,225	1,200,182 (h)(j)(k)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	475,000	480,049 (j)(k)
Total Semiconductors & Semiconductor Equipment				2,847,708
Software — 0.6%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	288,490	265,651 (e)(j)(k)
CoreWeave Financing V LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.150-8.160%	11/15/31	220,000	222,229 (e)(j)(k)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.686%	2/19/29	790,000	670,761 (e)(j)(k)
Total Software				1,158,641
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.500%	6/14/30	34,973	34,798 (e)(j)(k)

Total Information Technology				4,041,147
Materials — 0.5%
Chemicals — 0.3%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.688%	3/15/29	561,225	554,501 (e)(j)(k)
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.175%)	6.861%	4/13/29	470,000	469,937 (e)(j)(k)
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (4.286% PIK)	4.286%	12/19/33	573,771	0 (c)(e)(g)(h)(i)(j)(k)

Total Materials				1,024,438
Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Pathfinder Power LLC, Term Loan B	—	6/22/33	500,000	500,629 (l)

Total Senior Loans (Cost — $19,473,037)				17,426,605
Collateralized Mortgage Obligations(n) — 3.9%
BF Mortgage Trust, 2019-NYT C (1 mo. Term SOFR + 1.997%)	5.637%	12/15/35	500,000	457,321 (a)(e)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.585%	4/15/34	1,100,000	1,044,462 (a)(e)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.015%	2/15/39	800,000	790,856 (a)(e)
DGWD Trust, 2025-INFL E (1 mo. Term SOFR + 4.000%)	7.639%	8/15/35	200,000	199,603 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN12 B1 (30 Day Average SOFR + 4.500%)	8.143%	11/25/45	600,000	609,210 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
GS Mortgage Securities Trust, 2014-GC24 B	4.450%	9/10/47	89,426	$87,465 (e)
HIH Trust, 2024-61P E (1 mo. Term SOFR + 4.189%)	7.828%	10/15/41	153,500	154,765 (a)(e)
KELR Trust, 2026-MF F (1 mo. Term SOFR + 3.750%)	7.400%	8/15/43	600,000	602,213 (a)(e)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	310,000	311,684 (a)(e)
Multifamily CAS Trust, 2023-01 B1 (30 Day Average SOFR + 9.750%)	13.393%	11/25/53	650,000	781,223 (a)(e)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	300,000	299,059 (a)(e)
NYC Commercial Mortgage Trust, 2025-28L G	9.631%	11/5/38	700,000	692,795 (a)(e)
NYC Commercial Mortgage Trust, 2026-1325 E	8.497%	5/9/41	750,000	767,617 (a)(e)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	700,000	726,691 (a)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	6.990%	1/15/39	950,000	947,775 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $8,508,772)				8,472,739
Convertible Bonds & Notes — 0.6%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	96,111	259,519 (c)

Health Care — 0.2%
Pharmaceuticals — 0.2%
Jazz Investments I Ltd., Senior Notes	1.875%	9/15/32	400,000	402,200 (a)

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	344,000	314,502
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	70,000	93,380 (a)

Total Industrials				407,882
Information Technology — 0.1%
Software — 0.1%
IREN Ltd., Senior Notes	1.000%	12/1/33	310,000	223,935 (a)

Total Convertible Bonds & Notes (Cost — $1,273,036)				1,293,536
Sovereign Bonds — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes (Cost — $488,547)	6.625%	9/1/37	1,111,876	891,169 (a)
			Shares/ Units
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			16,680	316,291 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			209	2 *(o)
Spirit Aviation Holdings Inc.			35,875	359 *

Total Industrials				361
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security			Shares/ Units	Value

Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			236,531	$236,531 *(g)(h)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	0 *(g)(h)(i)

Total Common Stocks (Cost — $740,420)				553,183
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,596	24,795 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $310,299)		3/12/30	25,490	255 *(a)(g)(o)
Total Investments before Short-Term Investments (Cost — $215,140,912)				212,398,480
	Rate		Shares
Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,046,226)	3.616%		2,046,226	2,046,226 (p)(q)
Total Investments — 98.8% (Cost — $217,187,138)				214,444,706
Other Assets in Excess of Liabilities — 1.2%				2,585,178
Total Net Assets — 100.0%				$217,029,884

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

 Western Asset High Yield Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of August 31, 2026.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of August 31, 2026. The interest rate for fully unfunded term loans is to be determined. At August 31, 2026, the total principal amount and market value of unfunded commitments totaled $124,619 and $125,882, respectively.

(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Restricted security (Note 3).
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $2,046,226 and the cost was $2,046,226 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GBP	—	British Pound
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	12/26	$8,068,346	$8,033,438	$(34,908)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset High Yield Fund
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	2,577,243	USD	2,954,727	BNP Paribas SA	10/16/26	$44,221
GBP	23,177	USD	31,046	Citibank N.A.	10/16/26	361
GBP	2,940,320	USD	3,926,446	Citibank N.A.	10/16/26	57,981
Net unrealized appreciation on open forward foreign currency contracts						$102,563

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Nabors Industries Inc., 9.125%, due 1/31/30	$182,000	6/20/29	1.402%	1.000% quarterly	$(1,910)	$(18,594)	$16,684

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Transocean Inc., 8.000%, due 2/1/27	$182,000	6/20/29	1.161%	1.000% quarterly	$770	$13,028	$(12,258)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$20,986,006	$1,229,948	$22,215,954
Financials	—	22,302,318	0 *	22,302,318
Other Corporate Bonds & Notes	—	121,702,304	—	121,702,304
Asset-Backed Securities	—	17,515,622	—	17,515,622
Senior Loans:
Industrials	—	1,628,604	1,268,618	2,897,222
Information Technology	—	2,840,965	1,200,182	4,041,147
Materials	—	1,024,438	0 *	1,024,438
Other Senior Loans	—	9,463,798	—	9,463,798
Collateralized Mortgage Obligations	—	8,472,739	—	8,472,739
Convertible Bonds & Notes	—	1,293,536	—	1,293,536
Sovereign Bonds	—	891,169	—	891,169
Common Stocks:
Communication Services	—	316,291	—	316,291
Industrials	$359	2	—	361
Information Technology	—	—	236,531	236,531
Materials	—	—	0 *	—
Rights	—	24,795	—	24,795
Warrants	—	255	—	255
Total Long-Term Investments	359	208,462,842	3,935,279	212,398,480
Short-Term Investments†	2,046,226	—	—	2,046,226
Total Investments	$2,046,585	$208,462,842	$3,935,279	$214,444,706
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$102,563	—	$102,563
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	16,684	—	16,684
Total Other Financial Instruments	—	$119,247	—	$119,247
Total	$2,046,585	$208,582,089	$3,935,279	$214,563,953

Western Asset High Yield Fund 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$34,908	—	—	$34,908
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	$12,258	—	12,258
Total	$34,908	$12,258	—	$47,166

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2026	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,253,947	$909	$82	$(16,955)	—
Financials	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	724,058	992	—	72,726	—
Industrials	243,313	175,007	—	(209,771)	$911,665
Information Technology	506,883	46	(398)	(7,719)	—
Materials	142,836	—	—	(148,942)	6,106
Common Stocks:
Information Technology	249,540	—	—	(13,009)	—
Materials	0 *	—	—	—	—
Total	$3,120,577	$176,954	$(316)	$(323,670)	$917,771

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2026
Corporate Bonds & Notes:
Energy	$(8,035)	—	—	$1,229,948	$(16,955)
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	$(797,776)	—	—
Industrials	(36,090)	$184,494	—	1,268,618	(209,771)
Information Technology	(80,350)	1,261,769	(480,049)	1,200,182	(5,435)
Materials	—	—	—	0 *	(148,942)

Western Asset High Yield Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2026
Common Stocks:
Information Technology	—	—	—	$236,531	$(13,009)
Materials	—	—	—	0 *	—
Total	$(124,475)	$1,446,263	$(1,277,825)	$3,935,279	$(394,112)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$602,392	$14,641,452	14,641,452	$13,197,618	13,197,618

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$11,582	—	$2,046,226
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	209	3/25	$2,544	$2	$0.01	0.00%(a)
Spirit Airlines LLC, Warrants	25,490	3/25	310,299	255 (b)	0.01	0.00%(a)
Total			$312,843	$257		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Yield Fund 2026 Quarterly Report